Tax Liabilities - Description of Tax Liabilities (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Aug. 10, 2017 USD ($)	May 31, 2017 BRL (R$)
Current and noncurrent tax liabilities [line items]
Total	R$ 513,963			R$ 565,289
Current	151,686		R$ 169,505	169,505
Non-current	362,277		R$ 395,784	395,784
PIS payable [member]
Current and noncurrent tax liabilities [line items]
Total	17,304			16,585
COFINS Payable [member]
Current and noncurrent tax liabilities [line items]
Total	79,733			76,323
Service tax payable [member]
Current and noncurrent tax liabilities [line items]
Total	11,792			13,708
Withholding service tax payable [member]
Current and noncurrent tax liabilities [line items]
Total	403			361
IRPJ payable [member]
Current and noncurrent tax liabilities [line items]
Total	12,363			12,200
CSLL payable [member]
Current and noncurrent tax liabilities [line items]
Total	4,888			2,728
PISCOFINSCSLL Payable [member]
Current and noncurrent tax liabilities [line items]
Total	208			457
Installment payment of federal taxes [member]
Current and noncurrent tax liabilities [line items]
Total	33,082			16,544
Installment Payment of Taxes - PRT [member]
Current and noncurrent tax liabilities [line items]
Total	273,682			123,467			R$ 159,611
Current	46,455
Non-current	227,227
Installment Payment of Taxes - PERT [member]
Current and noncurrent tax liabilities [line items]
Total	8,543	$ 8,543		243,849	$ 243,849	$ 134,947
Current | $		603
Non-current	7,940	$ 7,940
Installment payment of local taxes [member]
Current and noncurrent tax liabilities [line items]
Total	15,720			21,537
Installment Payment of Taxes-Law No. 12,996/14 Refis Copa [member]
Current and noncurrent tax liabilities [line items]
Total	11,415			12,597
Withholding INSS [member]
Current and noncurrent tax liabilities [line items]
Total	147			203
Withholding IRPJ [member]
Current and noncurrent tax liabilities [line items]
Total	353			569
Other Taxes [member]
Current and noncurrent tax liabilities [line items]
Total	R$ 44,330			R$ 24,161